Nuveen Mid Cap Index Fund
Nuveen Mid Cap Index Fund
Investment Objective
The investment objective of the Fund is to provide investment results that correspond to the performance of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400 Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 62 of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page S-82 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Mid Cap Index Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Mid Cap Index Fund		Class A	Class C	Class R3	Class I
Management Fees		0.31%	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		0.24%	0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.81%	1.56%	1.06%	0.56%
Fee Waivers and/or Expense Reimbursements	[1]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.74%	1.49%	0.99%	0.49%
[1]	The Fund’s investment adviser has agreed to waive fees and/or reimburse other Fund expenses through September 30, 2016 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, Acquired Fund Fees and Expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.50% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond September 30, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Mid Cap Index Fund (USD $)	A	C	R3	I
1 Year	76	152	101	50
3 Years	247	482	326	168
5 Years	439	839	574	302
10 Years	991	1,847	1,284	691

No Redemption
Expense Example, No Redemption Nuveen Mid Cap Index Fund (USD $)	A	C	R3	I
1 Year	76	152	101	50
3 Years	247	482	326	168
5 Years	439	839	574	302
10 Years	991	1,847	1,284	691

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 90% of the sum of its net assets and the amount of any borrowings for investment purposes in common stocks included in the S&P MidCap 400 Index. This index is an unmanaged market-value weighted index consisting of 400 stocks chosen for market size, liquidity, sector representation and other factors that represents the mid range sector of the U.S. stock market. Reconstitution of the index occurs both on a quarterly and ongoing basis. As of January 30, 2015, market capitalizations of companies in the S&P MidCap 400 Index ranged from approximately $757.0 million to $15.8 billion.

The Fund’s sub-adviser believes that the Fund’s objective can best be achieved by investing in common stocks of 90% to 100% of the issues included in the S&P MidCap 400 Index, depending on the size of the Fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P MidCap 400 Index.

Because the Fund may not always hold all of the stocks included in the S&P MidCap 400 Index, and because the Fund has expenses and the index does not, the Fund will not duplicate the index’s performance precisely. However, the Fund’s sub-adviser believes there should be a close correlation between the Fund’s performance and that of the S&P MidCap 400 Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P MidCap 400 Index of at least 95%, without taking into account expenses of the Fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the Fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P MidCap 400 Index. If the Fund is unable to achieve a correlation of 95% over time, the Fund’s board of directors will consider alternative strategies for the Fund.

The Fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures (“derivatives”) on the S&P MidCap 400 Index. The Fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P MidCap 400 Index, and to reduce transaction costs.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Failure to Match Index Performance—The Fund may not replicate the performance of the S&P MidCap 400 Index.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Class A Annual Total Return
[1]	The performance of the other share classes will differ due to their different expense structures.

During the ten-year period ended December 31, 2014, the Fund’s highest and lowest quarterly returns were 19.81% and -25.52%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Average Annual Total Returns for the Periods Ended December 31, 2014
Average Annual Total Returns Nuveen Mid Cap Index Fund		1 Year	5 Years	10 Years
Class A		9.03%	15.82%	9.12%
Class A (return after taxes on distributions)		7.43%	14.88%	8.10%
Class A (return after taxes on distributions and sale of Fund shares)		6.09%	12.69%	7.35%
Class C		8.18%	14.94%	8.30%
Class R3		8.69%	15.52%	8.84%
Class I		9.28%	16.09%	9.38%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	[1]	9.77%	16.54%	9.71%
Lipper Mid-Cap Core Funds Classification Average (reflects no deduction for taxes or sales loads)	[2]	8.26%	14.62%	8.05%
[1]	An unmanaged, market value-weighted index of 400 mid-cap companies.
[2]	Represents the average annualized total return for all reporting funds in the Lipper Mid-Cap Core Funds Classification.